CONSOLIDATED BALANCE SHEET - USD ($)	Nov. 30, 2018	Nov. 30, 2017
Current Assets
Cash	$ 49,380	$ 2,846
Total Current Assets	49,380	2,846
Fixed Assets
Land and land improvements	101,163	55,000
Total Fixed Assets	101,163	55,000
Total Assets	150,543	57,846
Current Liabilities
Accounts Payable	21,205	19,530
Accrued Interest, Notes Payable	2,780	74
Accrued Interest, Notes Payable - Related Parties	604	9
Accrued Interest, Convertible Notes Payable	0	214
Accrued Interest, Convertible Notes Payable - Related Parties	0	577
Convertible Notes Payable - Related Parties	0	10,000
Convertible Notes Payable	0	10,000
Notes Payable - Related Parties, Current Portion	24,400	0
Total Current Liabilities	48,989	40,404
Long Term Liabilities
Notes Payable	45,000	45,000
Notes Payable - Related Parties, Net of Current Portion	5,000	5,000
Total Long-term Liabilities	50,000	50,000
Total Liabilities	98,989	90,404
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, Value	500	500
Common Stock, Value	6,491	4,141
Additional paid in capital	286,611	160,753
Accumulated deficit	(242,048)	(197,952)
Total Stockholders' Equity (Deficit)	51,554	(32,558)
Total Liabilities and Stockholders' Equity (Deficit)	$ 150,543	$ 57,846